Stock-Based Compensation - Summary of Stock Plan Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options, Granted	0
2018 Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options, Beginning Balance	10,457	1,567
Number of options Retroactive application of Exchange Ratio		5,529
Number of options, as adjusted		7,096
Number of Options, Granted	0	5,046
Number of Options, Cancelled	0	(1,685)
Number of Options, Ending Balance	10,457	10,457	1,567
Vested options as of December 31, 2021	8,117
Weighted-Average Exercise Price, Beginning Balance	$ 0.51	$ 2.30
Weighted-Average Exercise Price, as adjusted		0.47
Weighted-Average Exercise Price, Ending Balance	0.51	$ 0.51	$ 2.30
Weighted-Average Exercise Price, Vested options as of December 31, 2021	$ 0.48
Weighted Average Remaining Contractual Life (Years), Balance	7 years 11 months 15 days	8 years 11 months 15 days	9 years 7 months 20 days
Weighted Average Remaining Contractual Life (Years), Vested options as of December 31, 2021	7 years 9 months 3 days
Aggregate Intrinsic Value, Beginning Balance	$ 0	$ 0	$ 0
Aggregate Intrinsic Value, Ending Balance	$ 0	$ 0	$ 0